Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill	$ 62,988	$ 54,890
Pre-tax amortization expense	$ 478	$ 400	$ 400